VOYAGE REVENUE - Summary of adoption of the new revenue recognition guidance on Condensed Consolidated Statement of Operations - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue:	$ 141,526	$ 88,122	$ 393,477	$ 271,086
Voyage expenses	59,968		167,441
Net loss attributable to Diamond S Shipping Inc.	$ (25,895)	$ (22,022)	$ (35,424)	$ (55,325)
Net loss per share - basic	$ (0.65)	$ (0.81)	$ (0.99)	$ (2.04)
Net loss per share - diluted	$ (0.65)	$ (0.81)	$ (0.99)	$ (2.04)
Balances without adoption of ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue:	$ 141,870		$ 394,756
Voyage expenses	60,104		167,928
Net loss attributable to Diamond S Shipping Inc.	$ (25,687)		$ (34,632)
Net loss per share - basic	$ (0.64)		$ (0.97)
Net loss per share - diluted	$ (0.64)		$ (0.97)
Effect of Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue:	$ (344)		$ (1,279)
Voyage expenses	136		487
Net loss attributable to Diamond S Shipping Inc.	$ (208)		$ (792)
Net loss per share - basic	$ 0.01		$ (0.02)
Net loss per share - diluted	$ 0.01		$ (0.02)